Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Financial assets:
Trading assets	¥ 5,825,732	¥ 6,176,613
Derivative financial instruments	8,306,494	8,313,016
Financial assets at fair value through profit or loss	2,254,221	2,902,969
Debt instruments	25,823,437	28,008,280
Equity instruments at fair value through other comprehensive income	5,553,556	5,170,856
Financial liabilities:
Trading liabilities	4,187,484	4,838,439
Derivative financial instruments	9,279,351	9,303,258
Financial liabilities designated at fair value through profit or loss	630,618	597,846
At fair value [member]
Financial assets:
Trading assets	5,825,732	6,176,613
Derivative financial instruments	8,306,494	8,313,016
Financial assets at fair value through profit or loss	2,254,221	2,902,969
Debt instruments	25,823,437	28,008,280
Investment securities at fair value through other comprehensive income	31,376,993	33,179,136
Total	47,763,440	50,571,734
Financial liabilities:
Trading liabilities	4,187,484	4,838,439
Derivative financial instruments	9,279,351	9,303,258
Financial liabilities designated at fair value through profit or loss	630,618	597,846
Others	(32,621)	(25,320)
Total	14,064,832	14,714,223
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	4,572,577	4,829,551
Derivative financial instruments	50,499	75,575
Financial assets at fair value through profit or loss	253,417	441,176
Debt instruments	16,676,974	18,926,323
Investment securities at fair value through other comprehensive income	21,325,624	23,325,137
Total	26,202,117	28,671,439
Financial liabilities:
Trading liabilities	3,806,154	4,504,675
Derivative financial instruments	61,187	73,303
Total	3,867,341	4,577,978
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	1,253,155	1,305,682
Derivative financial instruments	8,246,718	8,229,843
Financial assets at fair value through profit or loss	1,080,627	1,532,527
Debt instruments	9,146,463	9,081,957
Investment securities at fair value through other comprehensive income	9,418,383	9,303,551
Total	19,998,883	20,371,603
Financial liabilities:
Trading liabilities	381,330	333,764
Derivative financial instruments	9,205,555	9,219,873
Financial liabilities designated at fair value through profit or loss	502,119	468,168
Others	(12,457)	(11,203)
Total	10,076,547	10,010,602
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets		41,380
Derivative financial instruments	9,277	7,598
Financial assets at fair value through profit or loss	920,177	929,266
Investment securities at fair value through other comprehensive income	632,986	550,448
Total	1,562,440	1,528,692
Financial liabilities:
Derivative financial instruments	12,609	10,082
Financial liabilities designated at fair value through profit or loss	128,499	129,678
Others	(20,164)	(14,117)
Total	120,944	125,643
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	5,224,603	5,511,465
Financial assets at fair value through profit or loss	2,160,172	2,820,665
Debt instruments	10,958,995	11,288,683
Financial liabilities:
Trading liabilities	4,163,319	4,489,159
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	3,988,875	4,165,582
Financial assets at fair value through profit or loss	251,606	439,183
Debt instruments	1,868,291	2,218,297
Financial liabilities:
Trading liabilities	3,783,882	4,157,599
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,235,728	1,304,503
Financial assets at fair value through profit or loss	1,079,940	1,532,360
Debt instruments	9,090,704	9,070,386
Financial liabilities:
Trading liabilities	379,437	331,560
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Trading assets		41,380
Financial assets at fair value through profit or loss	828,626	849,122
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	601,129	665,148
Financial liabilities:
Trading liabilities	24,165	349,280
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	583,702	663,969
Financial liabilities:
Trading liabilities	22,272	347,076
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	17,427	1,179
Financial liabilities:
Trading liabilities	1,893	2,204
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	94,049	82,304
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	1,811	1,993
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	687	167
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	91,551	80,144
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	4,796,717	5,070,299
Financial liabilities:
Derivative financial instruments	5,474,855	5,780,881
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	21,685	40,359
Financial liabilities:
Derivative financial instruments	33,446	52,418
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	4,774,110	5,029,763
Financial liabilities:
Derivative financial instruments	5,435,493	5,724,113
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	922	177
Financial liabilities:
Derivative financial instruments	5,916	4,350
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,441,505	3,051,826
Financial liabilities:
Derivative financial instruments	3,729,771	3,461,085
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	3,400
Financial liabilities:
Derivative financial instruments	2,834	94
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,436,953	3,050,767
Financial liabilities:
Derivative financial instruments	3,724,302	3,458,041
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,152	1,059
Financial liabilities:
Derivative financial instruments	2,635	2,950
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	34,700	161,801
Financial liabilities:
Derivative financial instruments	26,589	22,092
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	22,125	33,409
Financial liabilities:
Derivative financial instruments	21,528	18,995
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	5,635	122,320
Financial liabilities:
Derivative financial instruments	1,125	404
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	6,940	6,072
Financial liabilities:
Derivative financial instruments	3,936	2,693
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	8,279	5,652
Financial liabilities:
Derivative financial instruments	7,042	4,384
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	3,289	1,807
Financial liabilities:
Derivative financial instruments	3,379	1,796
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	4,990	3,845
Financial liabilities:
Derivative financial instruments	3,663	2,588
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	25,293	23,438
Financial liabilities:
Derivative financial instruments	41,094	34,816
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	25,030	23,148
Financial liabilities:
Derivative financial instruments	40,972	34,727
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	263	290
Financial liabilities:
Derivative financial instruments	122	89
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	9,277,588	11,180,546
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	9,277,588	11,180,546
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	5,586,854	5,539,051
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	5,531,095	5,527,480
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 2 [member]
Financial assets:
Debt instruments	55,759	11,571
At fair value [member] | Investment securities [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	5,553,556	5,170,856
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	4,648,650	4,398,814
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	271,920	221,594
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	¥ 632,986	¥ 550,448